Structured Entities (Tables)	12 Months Ended
Dec. 31, 2020
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]

Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2020
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	0	0	12	13
Central bank funds sold and securities purchased under resale agreements	0	126	0	1,901	2,027
Securities Borrowed	0	0	0	0	0
Total financial assets at fair value through profit or loss	340	6,368	4,428	50,316	61,452
Trading assets	181	4,134	2,408	4,304	11,027
Positive market values (derivative financial instruments)	158	154	31	3,635	3,977
Non-trading financial assets mandatory at fair value through profit or loss	0	2,080	1,990	42,377	46,448
Financial assets designated at fair value through profit or loss	0	0	0	0	0
Financial assets at fair value through other comprehensive income	0	333	457	270	1,060
Loans at amortized cost	165	46,867	27,638	10,270	84,939
Other assets	51	400	3,065	20,499	24,015
Total assets	557	54,096	35,587	83,267	173,508

Liabilities
Total financial liabilities at fair value through profit or loss	92	58	10	11,191	11,351
Negative market values (derivative financial instruments)	92	58	10	11,191	11,351
Other short-term borrowings	0	0	0	0	0
Other liabilities	0	0	0	1,815	1,815
Total liabilities	92	58	10	13,006	13,166
Off-balance sheet exposure	0	5,889	8,279	1,944	16,112
Total	466	59,927	43,856	72,205	176,453

	Dec 31, 2019
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	6	0	35	42
Central bank funds sold and securities purchased under resale agreements	0	603	8	2,613	3,224
Securities Borrowed	0	0	0	3	3
Total financial assets at fair value through profit or loss	262	6,035	6,257	54,853	67,408
Trading assets	199	4,033	4,371	5,361	13,964
Positive market values (derivative financial instruments)	63	176	32	2,777	3,049
Non-trading financial assets mandatory at fair value through profit or loss	0	1,820	1,854	46,715	50,389
Financial assets designated at fair value through profit or loss	0	6	0	0	6
Financial assets at fair value through other comprehensive income	0	221	491	106	818
Loans at amortized cost	151	44,284	36,183	9,842	90,460
Other assets	0	332	3,894	17,863	22,089
Total assets	414	51,481	46,834	85,316	184,044

Liabilities
Total financial liabilities at fair value through profit or loss	44	27	5	8,865	8,941
Negative market values (derivative financial instruments)	44	27	5	8,865	8,941
Other short-term borrowings	0	0	0	0	0
Other liabilities	0	0	0	2,257	2,257
Total liabilities	44	27	5	11,122	11,197
Off-balance sheet exposure	1	4,793	9,358	2,245	16,396
Total	371	56,247	56,187	76,439	189,243